AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Fair Value
Communications - 1.4%
Internet Media & Services - 1.4%
VeriSign, Inc. *	30,200	$5,736,792

Consumer Discretionary - 6.2%
Automotive - 0.6%
XPEL, Inc. *	57,000	2,472,090

Leisure Products - 3.2%
YETI Holdings, Inc. *	326,500	13,396,295

Retail - Discretionary - 2.4%
Winmark Corporation	26,600	10,185,938

Consumer Staples - 1.5%
Food - 1.5%
Simply Good Foods Company (The) *	181,500	6,310,755

Energy - 12.3%
Oil & Gas Producers - 9.3%
Chesapeake Energy Corporation	145,500	11,967,375
Occidental Petroleum Corporation	241,000	12,421,140
Permian Basin Royalty Trust	1,246,474	14,820,576
		39,209,091
Oil & Gas Services & Equipment - 3.0%
Schlumberger Ltd.	294,000	12,333,300

Financials - 11.7%
Banking - 4.7%
Hingham Institution For Savings (The)	81,087	19,729,278

Institutional Financial Services - 2.9%
Intercontinental Exchange, Inc.	77,000	12,369,280

Insurance - 4.1%
Brown & Brown, Inc.	167,150	17,316,740

Health Care - 11.8%
Health Care Facilities & Services - 2.6%
Chemed Corporation	18,300	10,997,751

Medical Equipment & Devices - 9.2%
Alcon, Inc.	110,000	11,007,700
Haemonetics Corporation *	151,000	12,137,380
Mirion Technologies, Inc. *	1,390,000	15,387,300
		38,532,380

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Fair Value
Industrials - 14.9%
Aerospace & Defense - 1.9%
HEICO Corporation - Class A	40,000	$8,150,400

Electrical Equipment - 7.1%
A.O. Smith Corporation	113,000	10,150,790
Allegion plc	76,000	11,076,240
Otis Worldwide Corporation	85,000	8,834,900
		30,061,930
Industrial Intermediate Products - 4.2%
Armstrong World Industries, Inc.	90,000	11,828,700
Distribution Solutions Group, Inc. *	152,000	5,853,520
		17,682,220
Industrial Support Services - 1.7%
U-Haul Holding Company	97,200	6,998,400

Materials - 8.2%
Chemicals - 2.0%
Valvoline, Inc. *	200,000	8,370,000

Metals & Mining - 6.2%
Franco-Nevada Corporation	100,000	12,425,000
Wheaton Precious Metals Corporation	225,000	13,743,000
		26,168,000
Real Estate - 21.9%
Multi-Asset Class Owners & Developers - 2.8%
Landbridge Company, LLC - Class A *	305,295	11,943,140

Real Estate Owners & Developers - 19.1%
St. Joe Company (The)	215,800	12,583,298
Texas Pacific Land Corporation	76,500	67,682,610
		80,265,908
Technology - 9.2%
Technology Services - 9.2%
CDW Corporation	66,250	14,992,375
Jack Henry & Associates, Inc.	65,350	11,536,889
TD SYNNEX Corporation	102,500	12,308,200
		38,837,464

Total Common Stocks (Cost $273,742,640)		$417,067,152

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.86% (a) (Cost $4,536,534)	4,536,534	$4,536,534

Total Investments at Fair Value - 100.2% (Cost $278,279,174)		$421,603,686

Liabilities in Excess of Other Assets - (0.2%)		(780,278)

Net Assets - 100.0%		$420,823,408

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2024.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Fair Value
Consumer Discretionary - 18.0%
Automotive - 1.8%
XPEL, Inc. *	455,000	$19,733,350

Leisure Facilities & Services - 2.0%
Atlanta Braves Holdings, Inc. - Series C *	542,264	21,582,107

Retail - Discretionary - 8.7%
Lowe's Companies, Inc.	131,000	35,481,350
O'Reilly Automotive, Inc. *	51,000	58,731,600
		94,212,950
Wholesale - Discretionary - 5.5%
Copart, Inc. *	1,130,000	59,212,000

Consumer Staples - 1.5%
Food - 1.5%
McCormick & Company, Inc.	200,000	16,460,000

Energy - 1.7%
Oil & Gas Producers - 1.7%
Chesapeake Energy Corporation	220,000	18,095,000

Financials - 1.5%
Asset Management - 1.5%
Brookfield Asset Management Ltd. - Class A	354,353	16,757,353

Health Care - 6.1%
Health Care Facilities & Services - 6.1%
Chemed Corporation	29,000	17,428,130
IQVIA Holdings, Inc. *	207,000	49,052,790
		66,480,920
Industrials - 11.3%
Aerospace & Defense - 5.2%
HEICO Corporation - Class A	278,590	56,765,499

Commercial Support Services - 5.5%
API Group Corporation *	1,795,000	59,270,900

Industrial Support Services - 0.6%
Watsco, Inc.	12,000	5,902,560

Materials - 5.9%
Chemicals - 1.9%
Valvoline, Inc. *	500,000	20,925,000

Containers & Packaging - 4.0%
AptarGroup, Inc.	270,000	43,251,300

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
Real Estate - 4.5%
Real Estate Owners & Developers - 1.2%
Texas Pacific Land Corporation	15,000	$13,271,100

REITs - 3.3%
SBA Communications Corporation - Class A	149,000	35,864,300

Technology - 46.9%
Semiconductors - 18.3%
Alphawave IP Group plc *	2,800,000	3,906,826
NVIDIA Corporation	620,000	75,292,800
Silicon Laboratories, Inc. *	230,000	26,581,100
Silicon Motion Technology Corporation - ADR	190,000	11,540,600
SiTime Corporation *	40,000	6,860,400
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	140,000	24,313,800
Texas Instruments, Inc.	240,000	49,576,800
		198,072,326
Software - 8.1%
ANSYS, Inc. *	80,000	25,490,400
BlackLine, Inc. *	410,000	22,607,400
Roper Technologies, Inc.	71,500	39,785,460
		87,883,260
Technology Hardware - 2.1%
Ciena Corporation *	370,000	22,788,300

Technology Services - 18.4%
Accenture plc - Class A	119,000	42,064,120
Broadridge Financial Solutions, Inc.	97,000	20,857,910
Mastercard, Inc. - Class A	142,000	70,119,600
Moody's Corporation	35,000	16,610,650
S&P Global, Inc.	96,000	49,595,520
		199,247,800

Total Common Stocks (Cost $563,278,828)		$1,055,776,025

MONEY MARKET FUNDS - 2.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.86% (a) (Cost $29,823,767)	29,823,767	$29,823,767

Total Investments at Fair Value - 100.2% (Cost $593,102,595)		$1,085,599,792

Liabilities in Excess of Other Assets - (0.2%)		(1,833,572)

Net Assets - 100.0%		$1,083,766,220

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2024.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Fair Value
Communications - 1.5%
Internet Media & Services - 1.5%
Booking Holdings, Inc.	4,000	$16,848,480

Consumer Discretionary - 11.1%
Home & Office Products - 0.4%
SharkNinja, Inc.	40,000	4,348,400

Retail - Discretionary - 10.7%
Genuine Parts Company	200,000	27,936,000
Lowe's Companies, Inc.	135,000	36,564,750
TJX Companies, Inc. (The)	260,000	30,560,400
Tractor Supply Company	79,500	23,128,935
		118,190,085
Consumer Staples - 2.7%
Beverages - 2.7%
Coca-Cola Europacific Partners plc	375,000	29,531,250

Energy - 6.2%
Oil & Gas Producers - 6.2%
Chevron Corporation	200,000	29,454,000
Diamondback Energy, Inc.	230,000	39,652,000
		69,106,000
Financials - 14.1%
Asset Management - 1.2%
Brookfield Corporation	250,000	13,287,500

Banking - 2.3%
Truist Financial Corporation	600,000	25,662,000

Insurance - 7.8%
Brown & Brown, Inc.	352,000	36,467,200
Chubb Ltd.	175,000	50,468,250
		86,935,450
Specialty Finance - 2.8%
Fidelity National Financial, Inc.	500,000	31,030,000

Health Care - 5.1%
Health Care Facilities & Services - 5.1%
Chemed Corporation	70,000	42,067,900
Quest Diagnostics, Inc.	95,000	14,748,750
		56,816,650
Industrials - 15.9%
Aerospace & Defense - 8.4%
HEICO Corporation - Class A	137,120	27,939,571
L3Harris Technologies, Inc.	115,500	27,473,985
Lockheed Martin Corporation	65,000	37,996,400
		93,409,956

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Fair Value
Industrials - 15.9% (Continued)
Commercial Support Services - 1.9%
Rentokil Initial plc	4,222,000	$20,645,617

Electrical Equipment - 1.4%
A.O. Smith Corporation	180,000	16,169,400

Industrial Support Services - 4.2%
Fastenal Company	475,000	33,924,500
Watsco, Inc.	25,000	12,297,000
		46,221,500
Materials - 3.7%
Construction Materials - 3.7%
Carlisle Companies, Inc.	90,000	40,477,500

Real Estate - 7.5%
Real Estate Owners & Developers - 5.1%
Texas Pacific Land Corporation	64,000	56,623,360

REITs - 2.4%
SBA Communications Corporation - Class A	110,000	26,477,000

Technology - 27.7%
Semiconductors - 3.7%
Texas Instruments, Inc.	200,000	41,314,000

Software - 4.1%
ANSYS, Inc. *	70,000	22,304,100
Roper Technologies, Inc.	41,000	22,814,040
		45,118,140
Technology Services - 19.9%
Accenture plc - Class A	121,500	42,947,820
Broadridge Financial Solutions, Inc.	150,000	32,254,500
Jack Henry & Associates, Inc.	200,000	35,308,000
Mastercard, Inc. - Class A	85,000	41,973,000
Moody's Corporation	80,000	37,967,200
S&P Global, Inc.	60,000	30,997,200
		221,447,720

Total Common Stocks (Cost $627,879,498)		$1,059,660,008

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.86% (a) (Cost $52,080,202)	52,080,202	$52,080,202

Total Investments at Fair Value - 100.2% (Cost $679,959,700)		$1,111,740,210

Liabilities in Excess of Other Assets - (0.2%)		(1,686,606)

Net Assets - 100.0%		$1,110,053,604

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2024.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Fair Value
Communications - 4.0%
Entertainment Content - 1.9%
Nintendo Company Ltd.	41,300	$2,207,543

Internet Media & Services - 2.1%
eDreams ODIGEO S.A. *	329,450	2,498,112

Consumer Discretionary - 13.9%
Home & Office Products - 4.7%
SharkNinja, Inc.	50,700	5,511,597

Leisure Facilities & Services - 4.0%
Alsea S.A.B. de C.V.	685,920	1,888,301
Bowlero Corporation - Class A	94,400	1,108,256
Greggs plc	41,200	1,720,821
		4,717,378
Leisure Products - 1.3%
MIPS AB	27,800	1,481,283

Retail - Discretionary - 3.9%
Auto Partner S.A.	386,509	2,312,049
B & M European Value Retail S.A.	411,900	2,294,096
		4,606,145

Consumer Staples - 3.9%
Beverages - 2.8%
Coca-Cola Europacific Partners plc	42,500	3,346,875

Food - 1.1%
Simply Good Foods Company (The) *	36,000	1,251,720

Energy - 7.6%
Oil & Gas Producers - 7.6%
Canadian Natural Resources Ltd.	79,800	2,650,145
ConocoPhillips	16,800	1,768,704
Diamondback Energy, Inc.	14,500	2,499,800
Exxon Mobil Corporation	16,857	1,975,978
		8,894,627
Financials - 12.8%
Asset Management - 1.8%
Partners Group Holding AG	1,410	2,125,950

Banking - 2.6%
HDFC Bank Ltd. - ADR	48,150	3,012,264

Institutional Financial Services - 1.5%
Nu Holdings Ltd. - Class A *	128,300	1,751,295

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
Financials - 12.8% (Continued)
Insurance - 5.8%
Chubb Ltd.	8,750	$2,523,413
F&G Annuities & Life, Inc.	96,384	4,310,292
		6,833,705
Specialty Finance - 1.1%
International Money Express, Inc. *	68,500	1,266,565

Health Care - 7.8%
Health Care Facilities & Services - 1.3%
IQVIA Holdings, Inc. *	6,290	1,490,541

Medical Equipment & Devices - 6.5%
Alcon, Inc.	25,500	2,551,785
InMode Ltd. *	69,900	1,184,805
Mirion Technologies, Inc. *	129,300	1,431,351
Stevanato Group S.p.A.	126,281	2,525,620
		7,693,561
Industrials - 22.1%
Commercial Services - 2.7%
Karooooo Ltd.	51,685	2,048,276
Teleperformance SE	10,285	1,064,286
Teleperformance SE - ADR	551	28,531
		3,141,093
Commercial Support Services - 6.7%
Edenred SE	70,500	2,670,979
Franchise Brands plc	484,063	964,308
GFL Environmental, Inc.	106,300	4,239,244
		7,874,531
Diversified Industrials - 4.4%
Eaton Corporation plc	15,700	5,203,608

Electrical Equipment - 5.3%
Hammond Power Solutions, Inc. - Class A	34,000	3,553,593
TE Connectivity plc *	17,550	2,649,875
		6,203,468
Engineering & Construction - 1.1%
Comfort Systems USA, Inc.	3,400	1,327,190

Machinery - 1.9%
ITOCHU Corporation	29,700	1,600,684
Nidec Corporation	28,400	597,908
		2,198,592
Materials - 1.3%
Construction Materials - 1.3%
SigmaRoc plc *	1,642,239	1,557,469

Real Estate - 1.2%
Real Estate Services - 1.2%
FirstService Corporation	7,500	1,368,450

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
Technology - 24.1%
IT Services - 2.7%
StoneCo Ltd. - Class A *	276,200	$3,110,012

Semiconductors - 4.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	3,647,070
Texas Instruments, Inc.	5,700	1,177,449
		4,824,519
Software - 7.3%
SAP SE	25,600	5,857,195
Sapiens International Corporation N.V.	74,052	2,759,918
		8,617,113
Technology Services - 10.0%
Accenture plc - Class A	9,900	3,499,452
Mastercard, Inc. - Class A	10,000	4,938,000
S&P Global, Inc.	6,400	3,306,368
		11,743,820

Total Common Stocks (Cost $79,268,888)		$115,859,026

MONEY MARKET FUNDS - 1.5%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.86% (a) (Cost $1,732,295)	1,732,295	$1,732,295

Total Investments at Fair Value - 100.2% (Cost $81,001,183)		$117,591,321

Liabilities in Excess of Other Assets - (0.2%)		(155,988)

Net Assets - 100.0%		$117,435,333

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2024.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

September 30, 2024 (Unaudited)

Country	Value	% of Net Assets
United States **	$44,716,746	38.1%
Canada	11,811,432	10.1%
United Kingdom	9,883,569	8.4%
Switzerland	7,201,148	6.1%
Germany	5,857,195	5.0%
Brazil	4,861,307	4.1%
Japan	4,406,135	3.8%
Israel	3,944,723	3.4%
France	3,763,796	3.2%
Taiwan	3,647,070	3.1%
India	3,012,264	2.6%
Italy	2,525,620	2.1%
Spain	2,498,112	2.1%
Poland	2,312,049	2.0%
Singapore	2,048,276	1.7%
Mexico	1,888,301	1.6%
Sweden	1,481,283	1.3%
	$115,859,026	98.7%

**	Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Fair Value
Communications - 30.1%
Internet Media & Services - 18.5%
eDreams ODIGEO S.A. *	1,313,620	$9,960,753

Telecommunications - 11.6%
DigitalBridge Group, Inc.	441,341	6,236,148

Consumer Discretionary - 1.7%
Apparel & Textile Products - 1.7%
Hermes International SCA	372	916,253

Energy - 3.2%
Oil & Gas Producers - 3.2%
Permian Basin Royalty Trust	70,693	840,540
PrairieSky Royalty Ltd.	43,324	880,698
		1,721,238
Financials - 22.7%
Asset Management - 22.7%
Apollo Global Management, Inc.	24,781	3,095,395
Brookfield Corporation	86,220	4,582,593
Brookfield Wealth Solutions Ltd.	86,220	4,583,455
		12,261,443
Industrials - 25.3%
Commercial Support Services - 25.3%
API Group Corporation *	288,209	9,516,661
GFL Environmental, Inc.	103,422	4,124,470
		13,641,131
Materials - 6.0%
Construction Materials - 6.0%
SigmaRoc plc *	3,424,177	3,247,426

Real Estate - 5.2%
Multi-Asset Class Owners & Developers - 3.9%
Landbridge Company, LLC - Class A *	54,214	2,120,851

Real Estate Owners & Developers - 1.3%
Texas Pacific Land Corporation	795	703,368

Technology - 0.6%
Software - 0.6%
Cirata plc *	742,700	336,725

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1%	Shares	Fair Value
Utilities - 5.3%
Gas & Water Utilities - 5.3%
Secure Energy Services, Inc.	314,511	$2,844,370

Total Investments at Fair Value - 100.1% (Cost $44,227,771)		$53,989,706

Liabilities in Excess of Other Assets - (0.1%)		(75,773)

Net Assets - 100.0%		$53,913,933

*	Non-income producing security.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 22.6%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes - 6.6% (a)
2.375%, due 01/15/25	$5,005,830	$4,972,532
0.625%, due 01/15/26	6,618,550	6,491,288
2.000%, due 01/15/26	4,754,100	4,744,442
0.125%, due 04/15/26	5,996,700	5,828,752
0.375%, due 01/15/27	5,078,073	4,933,096
0.375%, due 07/15/27	8,357,635	8,123,375
0.500%, due 01/15/28	6,375,600	6,170,251
0.750%, due 07/15/28	3,132,550	3,061,244
		44,324,980
U.S. Treasury Notes - 16.0%
2.125%, due 11/30/24	10,000,000	9,956,640
1.375%, due 01/31/25	10,000,000	9,896,289
2.875%, due 06/15/25	10,000,000	9,909,453
4.500%, due 11/15/25	10,000,000	10,063,672
1.250%, due 09/30/28	10,000,000	9,133,203
3.250%, due 06/30/29	10,000,000	9,849,219
4.250%, due 06/30/29	10,000,000	10,286,328
1.500%, due 02/15/30	10,000,000	8,973,047
3.750%, due 05/31/30	10,000,000	10,058,594
1.625%, due 05/15/31	10,000,000	8,807,422
4.500%, due 11/15/33	10,000,000	10,548,828
		107,482,695

Total U.S. Government & Agencies (Cost $154,282,468)		$151,807,675

CORPORATE BONDS - 55.4%	Par Value	Fair Value
Communications - 0.9%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,532,743
Electronic Arts, Inc., 1.850%, due 02/15/31	545,000	467,562
		6,000,305
Consumer Discretionary - 8.3%
Genuine Parts Company, 1.875%, due 11/01/30	2,429,000	2,083,397
Genuine Parts Company, 6.875%, due 11/01/33	900,000	1,031,863
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,485,466
Lowe's Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,930,070
Lowe's Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,821,885
Lowe's Companies, Inc., 1.300%, due 04/15/28	400,000	362,954
Lowe's Companies, Inc., 1.700%, due 10/15/30	925,000	794,996
Lowe's Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,813,501
O'Reilly Automotive, Inc., 3.900%, due 06/01/29	2,767,000	2,719,564
O'Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	396,539
O'Reilly Automotive, Inc., 4.700%, due 06/15/32	7,850,000	7,905,354
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,985,438
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,311,962
Ross Stores, Inc., 1.875%, due 04/15/31	615,000	523,572
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,121,917
TJX Companies, Inc. (The), 1.150%, due 05/15/28	5,276,000	4,780,927
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,864,838
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,459,594

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 55.4% (Continued)	Par Value	Fair Value
Consumer Discretionary - 8.3% (Continued)
Tractor Supply Company, 5.250%, due 05/15/33	$1,400,000	$1,455,700
		55,849,537
Consumer Staples - 9.8%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	5,144,072
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	912,682
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,427,830
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,104,682
Coca-Cola Company (The), 2.250%, due 01/05/32	450,000	399,817
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,923,787
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,588,116
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,811,697
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,188,157
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	7,272,979
Hershey Company (The), 3.200%, due 08/21/25	645,000	638,772
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,940,413
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,367,421
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,519,943
Hormel Foods Corporation, 1.700%, due 06/03/28	2,745,000	2,527,551
Hormel Foods Corporation, 1.800%, due 06/11/30	6,363,000	5,597,059
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,664,186
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,224,031
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,104,830
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,601,085
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,748,017
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,665,000	1,664,062
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,354,993
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	579,817
Kimberly-Clark Corporation, 2.000%, due 11/02/31	5,530,000	4,835,113
Kimberly-Clark Corporation, 4.500%, due 02/16/33	500,000	508,688
		65,649,800
Energy - 3.1%
Chevron Corporation, 3.900%, due 11/15/24	550,000	549,119
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,854,018
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,432,489
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,063,061
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,434,312
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	989,318
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	510,741
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	165,754
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,478,840
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,109,100
Pioneer Natural Resources, 1.900%, due 08/15/30	1,530,000	1,340,528
		20,927,280
Financials - 3.5%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,277,951
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	642,307
Chubb INA Holdings, Inc., 1.375%, due 09/15/30	5,700,000	4,884,354
Chubb INA Holdings, Inc., 5.000%, due 03/15/34	6,600,000	6,846,787
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,514,609
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	389,916

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 55.4% (Continued)	Par Value	Fair Value
Financials - 3.5% (Continued)
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	$4,380,000	$4,236,426
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	793,392
		23,585,742
Health Care - 1.0%
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,016,233
Stryker Corporation, 3.500%, due 03/15/26	1,404,000	1,389,266
Stryker Corporation, 3.650%, due 03/07/28	500,000	492,654
Stryker Corporation, 4.850%, due 12/08/28	325,000	333,210
Stryker Corporation, 1.950%, due 06/15/30	3,595,000	3,167,969
		6,399,332
Industrials - 10.3%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	5,990,696
Amphenol Corporation, 2.200%, due 09/15/31	3,000,000	2,590,378
Cintas Corporation, 4.000%, due 05/01/32	1,874,000	1,835,849
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	608,684
Honeywell International, Inc., 4.950%, due 02/15/28	870,000	900,080
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	613,583
Honeywell International, Inc., 1.750%, due 09/01/31	600,000	514,561
Honeywell International, Inc., 4.950%, due 09/01/31	4,165,000	4,352,905
Honeywell International, Inc., 4.750%, due 02/01/32	5,000,000	5,141,857
Honeywell International, Inc., 5.000%, due 02/15/33	3,212,000	3,353,947
Honeywell International, Inc., 4.500%, due 01/15/34	655,000	660,210
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,460,657
Hubbell, Inc., 2.300%, due 03/15/31	970,000	850,933
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,351,858
L3 Harris Technologies, Inc., 5.050%, due 06/01/29	1,500,000	1,544,519
L3 Harris Technologies, Inc., 5.250%, due 06/01/31	800,000	832,115
L3 Harris Technologies, Inc., 5.400%, due 07/31/33	1,900,000	1,982,054
L3 Harris Technologies, Inc., 5.350%, due 06/01/34	800,000	831,409
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,820,925
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,163,383
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	1,015,712
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	884,827
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,724,096
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	666,053
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	346,273
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	797,364
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	477,786
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,066,987
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	997,146
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,810,257
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	754,247
United Parcel Service, Inc., 5.150%, due 05/22/34	2,450,000	2,574,768
		69,516,119
Materials - 3.2%
Carlisle Companies, Inc., 2.200%, due 03/01/32	4,650,000	3,931,882
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,272,187
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,596,248
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,799,724
Ecolab, Inc., 1.300%, due 01/30/31	2,705,000	2,271,681
Ecolab, Inc., 2.125%, due 02/01/32	2,576,000	2,236,306

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 55.4% (Continued)	Par Value	Fair Value
Materials - 3.2% (Continued)
RPM International, Inc., 3.750%, due 03/15/27	$1,250,000	$1,230,651
		21,338,679
Technology - 15.3%
Analog Devices, Inc., 2.100%, due 10/01/31	800,000	696,005
Analog Devices, Inc., 5.050%, due 04/01/34	4,230,000	4,424,317
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	590,660
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,301,491
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	3,650,000	3,216,229
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,972,471
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,733,246
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,005,530
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,565,625
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,961,343
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,119,287
Mastercard, Inc., 3.500%, due 02/26/28	450,000	444,242
Mastercard, Inc., 3.350%, due 03/26/30	1,500,000	1,448,110
Mastercard, Inc., 2.000%, due 11/18/31	3,717,000	3,208,832
Mastercard, Inc., 4.850%, due 03/09/33	4,100,000	4,257,644
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,583,665
Moody's Corporation, 3.250%, due 01/15/28	6,206,000	6,063,721
Moody's Corporation, 4.250%, due 02/01/29	5,289,000	5,313,695
Moody's Corporation, 4.250%, due 08/08/32	2,853,000	2,807,974
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,586,354
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,892,807
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,140,075
S&P Global, Inc., 4.250%, due 05/01/29	427,000	429,105
S&P Global, Inc., 2.500%, due 12/01/29	700,000	645,946
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,216,459
S&P Global, Inc., 2.900%, due 03/01/32	2,200,000	1,999,024
S&P Global, Inc., 5.250%, due 09/15/33	900,000	953,172
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,143,588
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	1,024,796
Texas Instruments, Inc., 1.750%, due 05/04/30	4,880,000	4,306,086
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,740,527
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,245,773
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,462,588
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	3,061,054
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,863,434
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,681,288
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,880,583
		102,986,746

Total Corporate Bonds (Cost $371,271,056)		$372,253,540

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 16.6%	Shares	Fair Value
Consumer Discretionary - 0.8%
Retail - Discretionary - 0.8%
Genuine Parts Company	40,000	$5,587,200

Consumer Staples - 1.8%
Beverages - 1.8%
Coca-Cola Europacific Partners plc	150,000	11,812,500

Energy - 3.6%
Oil & Gas Producers - 3.6%
Chevron Corporation	50,000	7,363,500
Diamondback Energy, Inc.	45,200	7,792,480
Exxon Mobil Corporation	80,000	9,377,600
		24,533,580
Financials - 3.0%
Banking - 1.5%
Truist Financial Corporation	225,000	9,623,250

Specialty Finance - 1.5%
Fidelity National Financial, Inc.	165,000	10,239,900

Industrials - 4.4%
Aerospace & Defense - 1.5%
Lockheed Martin Corporation	17,000	9,937,520

Industrial Support Services - 2.9%
Fastenal Company	106,000	7,570,520
Watsco, Inc.	24,000	11,805,120
		19,375,640
Real Estate - 1.9%
Real Estate Owners & Developers - 1.3%
Texas Pacific Land Corporation	10,000	8,847,400

REITs - 0.6%
SBA Communications Corporation - Class A	15,000	3,610,500

Technology - 1.1%
Semiconductors - 1.1%
Texas Instruments, Inc.	37,000	7,643,090

Total Common Stocks (Cost $61,652,432)		$111,210,580

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.86% (b) (Cost $32,493,670)	32,493,670	$32,493,670

Total Investments at Fair Value - 99.4% (Cost $619,699,626)		$667,765,465

Other Assets in Excess of Liabilities - 0.6%		4,089,193

Net Assets - 100.0%		$671,854,658

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Fair Value
Consumer Discretionary - 9.2%
Home Construction - 4.2%
Masco Corporation	20,000	$1,678,800

Leisure Facilities & Services - 3.4%
Madison Square Garden Sports Corporation *	6,400	1,332,864

Leisure Products - 1.6%
YETI Holdings, Inc. *	15,300	627,759

Energy - 15.5%
Oil & Gas Producers - 11.8%
Chesapeake Energy Corporation	12,300	1,011,675
Devon Energy Corporation	20,000	782,400
Exxon Mobil Corporation	5,000	586,100
Occidental Petroleum Corporation	36,000	1,855,440
Permian Basin Royalty Trust	38,735	460,559
		4,696,174
Oil & Gas Services & Equipment - 3.7%
Schlumberger Ltd.	34,800	1,459,860

Financials - 6.7%
Institutional Financial Services - 3.2%
Intercontinental Exchange, Inc.	8,000	1,285,120

Insurance - 3.5%
Berkshire Hathaway, Inc. - Class A *	2	1,382,360

Industrials - 2.4%
Electrical Equipment - 2.4%
A.O. Smith Corporation	10,600	952,198

Materials - 3.1%
Metals & Mining - 3.1%
Franco-Nevada Corporation	2,200	273,350
Pan American Silver Corporation	45,500	949,585
		1,222,935

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Fair Value
Real Estate - 45.9%
Multi-Asset Class Owners & Developers - 4.8%
Landbridge Company, LLC - Class A *	48,659	$1,903,540

Real Estate Owners & Developers - 41.1%
St. Joe Company (The)	52,600	3,067,106
Texas Pacific Land Corporation	15,000	13,271,100
		16,338,206
Technology - 8.2%
Technology Services - 8.2%
Mastercard, Inc. - Class A	3,750	1,851,750
Moody's Corporation	3,000	1,423,770
		3,275,520

Total Common Stocks (Cost $17,389,935)		$36,155,336

MONEY MARKET FUNDS - 9.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.86% (a)	1,826,707	$1,826,707
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.80% (a)	1,815,014	1,815,014
Total Money Market Funds (Cost $3,641,721)		$3,641,721

Total Investments at Fair Value - 100.2% (Cost $21,031,656)		$39,797,057

Liabilities in Excess of Other Assets - (0.2%)		(85,483)

Net Assets - 100.0%		$39,711,574

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2024.